Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	LPATH, INC
Entity Central Index Key	0001251769
Document Type	POS AM
Post-Effective Amendment Number	5
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 48,261,000
Entity Common Stock, Shares Outstanding		73,720,948
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY